Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	TransCoastal Corp
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		22,453,773
Entity Public Float		$ 7,185,208
Amendment Flag	true
Amendment Description	The Company has restated certain amounts reported as of December 31, 2013 and 2012, and for each of the years in the two year period ended December 31, 2013. The restatement reflects adjustments of depletion expense and accumulated depletion based on the changes in reserve estimates for each of the years in the two year period ended December 31, 2013, which were included in the Company's Annul Report on Form 10K.
Entity Central Index Key	0001046057
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY